OTHER INTANGIBLE ASSETS - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Intangible assets	£ 4,196	£ 4,140
Brands
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Intangible assets	£ 380	£ 380
Discount rate used in current estimate of value in use	10.25%
Growth rate used to extrapolate cash flow projections (in percent)	3.50%